RULE 24f-2 NOTICE

                                For

                  Dean Witter Capital Growth Securities
                          (File No. 811-5975)

Fiscal Year for Which Notice is filed               10/31/95

Unsold balance at beginning of fiscal year of shares of beneficial interest previously registered under Securities Act of 1933

Number of shares registered during fiscal year

Number of shares sold during fiscal year            9,967,719.100
     pursuant to indefinite registration

*Calculation of filing fee:

(1)  Sale price of shares sold during             $129,676,850.93
   fiscal year pursuant to indefinite
     registration

(2)  Purchase price of shares redeemed            ($193,536,971.24)
    during fiscal year

(3)  Purchase price of shares previously
     applied pursuant to Section 24e-2(a)           $ 0

(4)  Item (2) less item (3)                       ($193,536,971.24)


(5)  Item (1) less item (4)                        ($63,860,120.31)

(6)  Amount of filing fee                           $ 0



                         By    /s/Sheldon Curtis
                                  Sheldon Curtis
                              Vice President and General Counsel

Dated:  November 16, 1995





dp\24f-2\notice.cap